Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

jcorriero@stradley.com

215.564.8528

1933 Act Rule 497(c)

1933 Act File No. 033-44611

1940 Act File No. 811-06463

July 20, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	XBRL Exhibits

AIM International Mutual Funds (Invesco International Mutual Funds) (the “Registrant”)

File Nos. 033-44611 and 811-06463

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the prospectus dated June 29, 2020 for the Invesco MSCI World SRI Index Fund (formerly, Invesco Global Responsibility Equity Fund), a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on June 30, 2020 (Accession No. 0001193125-20-184183) pursuant to Rule 497(c) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero
Partner

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